Note 8 - Restricted Cash	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of restricted cash and cash equivalents [text block]
8.	RESTRICTED CASH

As part of the disposal of the Commercial Solar division on
November 5, 2014,
Just Energy was required to transfer cash into restricted bank accounts. The Company has indemnified the buyer for certain obligations. The cash will be released as these obligations are satisfied. As of
March 31, 2018,
these restricted cash balances were
$3,515
(
2017
-
$3,620
).